Income Taxes - Schedule of Components of Income Tax (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal						$ 0	$ (426)	$ 0
State						2,535	2,559	3,008
Total current tax expense						2,535	2,133	3,008
Deferred:
Federal						(12,892)	(4,593)	4,000
State						(1,195)	567	140
Total deferred tax expense						(14,087)	(4,026)	4,140
Total Income tax expense (benefit)	$ 204	$ 438	$ 1,346	$ 1,775	$ 4,039	$ (11,552)	$ (1,893)	$ 7,148